UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    MADISON HARBOR BALANCED STRATEGIES, INC.

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                    ________


                                125 Park Avenue
                                   25th Floor
                               New York, NY 10017
                                 1-212-380-5500
                    (Address of principal executive offices)
                                    ________

                    Madison Harbor Balanced Strategies, Inc.
                    Edward M. Casal, Chief Executive Officer
                                125 Park Avenue
                                   25th Floor
                               New York, NY 10017
                                 1-212-380-5500
                    (Name and address of agent for service)
                                    ________

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2012 TO JUNE 30, 2013
                                    ________

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NAME OF ISSUER:                                          RREEF America REIT III.
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EXCHANGE TICKER/CUSIP:  N/A
MEETING DATE: SEPTEMBER 14, 2012


  PROPOSAL CAST           SPONSOR     MANAGEMENT RECOMMENDATION         VOTE
--------------------------------------------------------------------------------
Election of Directors
DeWitt Bowman              Mgmt                For                      For
Daryl J. Carter            Mgmt                For                      For
Alice M. Connell           Mgmt                For                      For
Patricia R. Healy          Mgmt                For                      For
W. Todd Henderson          Mgmt                For                      For
Steven R. LeBlanc          Mgmt                For                      For
Steven G. Rogers           Mgmt                For                      For


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NAME OF ISSUER:                              Legacy Partners Realty Fund I, Inc.
--------------------------------------------------------------------------------
EXCHANGE TICKER/CUSIP:  N/A
MEETING DATE: N/A


  PROPOSAL CAST           SPONSOR     MANAGEMENT RECOMMENDATION         VOTE
--------------------------------------------------------------------------------

Extension of Term
of Legacy Partners
Realty Fund I, LLC         Mgmt                For                      For




                                     ______


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Harbor Balanced Strategies, Inc.



/s/ Edward M. Casal
-------------------
Edward M. Casal

Chief Executive Officer

Date: July 30, 2013